TRADE ACCOUNTS RECEIVABLE, NET - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 223,314	R$ 162,025
Additions	444,284	546,397
Write-offs	(498,915)	(485,108)
Balance at the end of period	168,683	223,314
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	269,508	195,733
Additions	444,284	558,883
Write-offs	(510,215)	(485,108)
Balance at the end of period	203,577	269,508
Provision for losses
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(46,194)	(33,708)
Additions, Provision for losses		(12,486)
Write-offs, Provision for losses	11,300
Balance at the end of period, Provision for losses	R$ (34,894)	R$ (46,194)